Accounts Receivable (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Amounts billed or billiable	$ 2,639	$ 2,307
Unbilled amounts	335	395
Allowance for doubtful accounts	(108)	(102)
Accounts Receivable, Net	2,866	2,600
Billable contracts receivable to be invoiced in the subsequent month	$ 1,049	$ 963